111 Huntington Ave., Boston, Massachusetts 02199
Phone 617-954-5000

                                       September 1, 2023

VIA EDGAR
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:
MFS® Series Trust IX (the “Trust”) (File Nos. 2-50409 and 811-2464) on behalf of MFS® Corporate Bond Fund, MFS® Limited Maturity Fund, MFS® Municipal Limited Maturity Fund, and MFS® Total Return Bond Fund (the “Funds”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectuses and the combined Statement of Additional Information for the Trust do not differ from those contained in Post-Effective Amendment No. 118 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A.  The Amendment was filed electronically on August 25, 2023.

Please call the undersigned at (617) 954-4340 or Jonathan Umana-Oliveira at (617) 954-5153 with any questions you may have.

                                                               Very truly yours,

                                                               SUSAN A. PEREIRA
                                                               Susan A. Pereira
                                                                Vice President and Managing Counsel

SAP/ada
enclosure